Capital Stock - Summary of Stock Options Issued Under Stock Option Plans (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Weighted average remaining contractual life for options outstanding	6 years 1 month 6 days
Weighted average remaining contractual life for expected to vest	8 years 2 months 12 days
Weighted average remaining contractual life for exercisable	4 years 8 months 12 days
Aggregate intrinsic value of options outstanding	$ 43
Aggregate intrinsic value of expected to vest	7
Aggregate intrinsic value of exercisable	$ 34
Weighted average fair value of options granted during the year	$ 23.18	$ 26.41	$ 42.20